Shareholder Report, Holdings (Details)	Jun. 30, 2024
Conquer Risk Defensive Bull Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.11%
Conquer Risk Defensive Bull Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	0.89%
Conquer Risk Defensive Bull Fund | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	67.31%
Conquer Risk Defensive Bull Fund | Direxion Daily S&P 500 Bull 3X Shares
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Conquer Risk Defensive Bull Fund | Goldman Sachs FS Government Fund Institutional
Holdings [Line Items]
Percent of Net Asset Value	0.81%
Conquer Risk Managed Volatility Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.11%
Conquer Risk Managed Volatility Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	0.89%
Conquer Risk Managed Volatility Fund | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	10.27%
Conquer Risk Managed Volatility Fund | Goldman Sachs FS Government Fund Institutional
Holdings [Line Items]
Percent of Net Asset Value	0.89%
Conquer Risk Managed Volatility Fund | SPDR® Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	49.76%
Conquer Risk Managed Volatility Fund | VanEck® High Yield Muni ETF
Holdings [Line Items]
Percent of Net Asset Value	30.63%
Conquer Risk Managed Volatility Fund | VanEck® Emerging Markets High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.45%
Conquer Risk Tactical Opportunities Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.98%
Conquer Risk Tactical Opportunities Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Conquer Risk Tactical Opportunities Fund | Goldman Sachs FS Government Fund Institutional
Holdings [Line Items]
Percent of Net Asset Value	1.84%
Conquer Risk Tactical Opportunities Fund | Invesco QQQ TrustSM, Series 1
Holdings [Line Items]
Percent of Net Asset Value	36.63%
Conquer Risk Tactical Opportunities Fund | ProShares UltraPro QQQ®
Holdings [Line Items]
Percent of Net Asset Value	12.77%
Conquer Risk Tactical Opportunities Fund | The Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	7.09%
Conquer Risk Tactical Opportunities Fund | VanEck® Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	7.07%
Conquer Risk Tactical Opportunities Fund | SPDR® S&P Metals & Mining ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Conquer Risk Tactical Opportunities Fund | iShares U.S. Broker-Dealers & Securities Exchange ETF
Holdings [Line Items]
Percent of Net Asset Value	6.95%
Conquer Risk Tactical Opportunities Fund | SPDR® S&P Retail ETF
Holdings [Line Items]
Percent of Net Asset Value	6.86%
Conquer Risk Tactical Opportunities Fund | The Global X Silver Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Conquer Risk Tactical Opportunities Fund | iShares U.S. Home Construction ETF
Holdings [Line Items]
Percent of Net Asset Value	6.78%
Conquer Risk Tactical Rotation Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.15%
Conquer Risk Tactical Rotation Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	1.85%
Conquer Risk Tactical Rotation Fund | Goldman Sachs FS Government Fund Institutional
Holdings [Line Items]
Percent of Net Asset Value	2.03%
Conquer Risk Tactical Rotation Fund | SPDR® Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Conquer Risk Tactical Rotation Fund | Direxion Daily Mid Cap Bull 3X Shares
Holdings [Line Items]
Percent of Net Asset Value	12.09%
Conquer Risk Tactical Rotation Fund | WisdomTree Japan Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	10.25%
Conquer Risk Tactical Rotation Fund | Vanguard Total Stock Market Index Fund ETF
Holdings [Line Items]
Percent of Net Asset Value	9.92%
Conquer Risk Tactical Rotation Fund | WisdomTree U.S. Quality Dividend Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	9.86%
Conquer Risk Tactical Rotation Fund | iShares U.S. Pharmaceuticals ETF
Holdings [Line Items]
Percent of Net Asset Value	9.77%
Conquer Risk Tactical Rotation Fund | Consumer Staples Select Sector SPDR® Fund ETF
Holdings [Line Items]
Percent of Net Asset Value	9.76%